Inventory (Details) - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Raw materials	$ 134,926	$ 22,788
Work in process	2,735,000	2,363,487
Finished goods	261,951	920,037
Ending balance	$ 3,131,877	$ 3,306,312